Notes Payable and Lines of Credit - Conversion of Indebtedness into Shares of Common Stock (Detail) (USD $)	1 Months Ended	6 Months Ended	1 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Apr. 10, 2013 December 2011 Financing Transaction [Member]	Apr. 10, 2013 2012 Convertible Debt Financing Transaction [Member]	Apr. 10, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 07, 2012 December 2012 Bridge Financing Transaction [Member]	Apr. 10, 2013 Business Lines of Credit (DAM) [Member]	Feb. 13, 2013 Business Lines of Credit (DAM) [Member]	Apr. 10, 2013 Other Notes Payable and Accrued Interest [Member]
Debt Conversion [Line Items]
Converted Amount	$ 9,634,300		$ 4,500,000	$ 3,000,000	$ 1,000,000		$ 1,000,000	$ 1,000,000	$ 134,300
Common Shares	963,430	12,596,066	450,000	300,000	100,000	100,000	100,000		13,430